Semi-Annual Report to Shareholders


                          DOMINION INSIGHT GROWTH FUND



                                   A Series of
                              Dominion Funds, Inc.




                            For the Six Months Ended
                                December 31, 2001

DOMINION INSIGHT GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2001   (Unaudited)

Security Description                            Shares          Market Value
---------------------                           ------         ------------
Commercial Services:                2.58%
         Concord EFS Inc.*                      4,000           $131,120
                                                                --------

Computers:                         21.51%
         Cisco*                                 12,000          217,320
         Dell Computer*                          4,500          122,310
         Intel Corp                              6,500          204,425
         Network Appliance                       6,000          131,220
         PMC Sierra*                             1,200           25,512
         Rambus Inc.*                            5,000           39,950
         Sun Microsystems*                      13,175          162,580
         Teradyne*                               3,567          107,509
         Texas Instruments                       3,000           84,000
                                                               ---------
                                                               1,094,826
                                                              ----------

Computer Services:                  3.13%
         Comverse Technology Inc.*               1,759           39,349
         Juniper Networks Inc.*                  2,899           54,936
         Power-One*                              6,270           65,271
                                                                --------
                                                                159,556
                                                                --------

Computer Software:                  12.61%
         AOL/Time Warner*                        5,334          171,221
         Broadvision*                            8,000           21,920
         Mercury Interactive*                    2,147           72,955
         Microsoft Corp*                         2,900          192,183
         Oracle Corporation*                     6,888           95,123
         Tripath Imaging*                        3,500           26,355
         Veritas Software*                       1,392           62,390
                                                                --------
                                                                642,147
                                                                --------

Electronics:                       22.32%
         Applied Materials*                      4,884          195,848
         Applied Micro Circuits Corp*            5,303           60,030
         Braodcom Corporation*                   2,284           93,598
         Conexent System*                        4,000           57,440
         Cree Inc.*                              5,300          156,138
         EMC Corp Mass*                          9,362          125,825
         International Rectifier Corp*           2,000           69,760
         JDS Uniphase Corp*                     10,479           91,482
         Sanmine Corp*                           5,194          103,361
         Solectron*                              7,000           78,960
         Vitesse Semiconductor*                  2,631           32,782
         Xilinx Inc.*                            1,815           70,876
                                                                --------
                                                              1,136,100
                                                             -----------

Entertainment:                     2.54%
         Gemstar-TV Guide Int*                   4,669          129,331
                                                               ---------

Financial:                         2.40%
         Capital One Financial                   2,000          107,900
         Waterside Capital Co.*                  5,300           14,522
                                                                --------
                                                                122,422
                                                                --------

Manufacturing:                     3.68%
         General Electric                        4,000          160,320
         Symbol Technologies                     1,700           26,996
                                                                --------
                                                                187,316
                                                                --------

Medical Supplies:                  3.08%
         Cytyc Corp*                             6,000          156,600
                                                                --------

Pharmaceutical:                    6.16%
         Meddimune Inc.*                         4,182          193,836
         Pfizer Inc.                             3,000          119,550
                                                                --------
                                                                313,386
                                                                --------

Telecommunications:               20.07%
         Agilient Tech*                          1,035           29,508
         Advanced Fibre Communications*          2,521           44,546
         Ciena Corp*                             3,552           50,829
         Motorola Inc                            4,000           60,080
         Nokia ADR "A"                           5,000          122,650
         Nortel Network Holdings                 6,000           45,000
         Powerwave Tech*                         3,612           62,415
         Qualcomm Inc.*                          6,000          303,000
         Siebel Systems*                         4,853          135,787
         Tellabs Inc.*                           4,705           70,716
         Vodafone Airtouch*                      3,800           97,584
                                                               ---------
                                                              1,022,115
                                                             -----------

Total Investments in Securities:
                                    100.08%                  $5,094,919
(Cost: $8,078,509)**
Other assets, net                    -0.08%                      (4,047)
                                   ---------                ------------
Net Assets                          100.00%                  $5,090,872
                                   =========                ============

* Non-income producing
** Cost for Federal income tax purpose is $8,078,509 and net unrealized depreciation consists of:
         Gross unrealized appreciation                        $591,265
         Gross unrealized depreciation                      (3,574,855)
                                                            -----------
         Net unrealized depreciation                       $(2,983,590)
                                                           ============

ADR - Security represented is held by the custodian bank in the form of American Depository Receipts.

See Notes to Financial Statements.

DOMINION INSIGHT GROWTH FUND
Statement of Assets and Liabilities
December 31, 2001
(Unaudited)
-------------------------------------------------------------------------------

Assets
Investments at value (identified cost of $8,078,509)
 (Notes 1,3)                                                        $5,094,919
Cash                                                                    14,184
Dividends receivable                                                     1,276
                                                                      --------
Total Assets                                                         5,110,379
                                                                    ----------

Liabilities
Accrued operating expense                                              10,764
Accrued investment advisory fee                                         8,743
                                                                       -------
Total Liabilities                                                      19,507
                                                                       -------

Net Assets                                                         $5,090,872
                                                                   ===========

Net Asset Value, Offering and Redemption Price Per Share
($5,090,872 / 1,088,547 shares outstanding)                             $4.68
                                                                       =======


At December 31, 2001, there were 1,000,000,000 shares of $0.001 par value stock authorized and components of net assets are:

                  Paid in capital                                 $11,657,503
                  Accumulated net investment loss                  (2,300,610)
                  Accumulated net realized loss on investments     (1,282,431)
                  Net unrealized depreciation of investments       (2,983,590)
                                                                  ------------
                  Net Assets                                       $5,090,872
                                                                  ============


 See Notes to Financial Statements

DOMINION INSIGHT GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
(Unaudited)
-------------------------------------------------------------------------------

Investment Income
      Dividends                                             $4,190
      Interest                                               1,044
                                                            ------
                           Total income                                $5,234
                                                                       -------
      Expenses
                  Operating expenses                        33,702
                  Investment advisory fees (Note 2)         26,962
                                                           -------
                           Total expenses                              60,664
                                                                       -------

                  Net investment loss                                 (55,430)
                                                                      --------

      Realized and Unrealized Loss on Investments
                  Net realized loss on investments                   (192,639)
                  Net decrease in unrealized appreciation            (923,253)
                                                                    ----------
                  Net loss on investments                          (1,115,892)
                                                                   -----------
                  Net decrease in net assets resulting from
                           operations                             $(1,171,322)
                                                                   ===========


      See Notes to Financial Statements

DOMINION INSIGHT GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------

                                         Six Months Ended           Year ended
                                         December 31, 2001        June 30, 2001
                                           (Unaudited)
                                        ------------------      ----------------
OPERATIONS
         Net investment loss                 $(55,430)              $(252,849)
         Net realized loss on investments    (192,639)             (1,425,838)
         Change in unrealized depreciation
         of investments                      (923,253)             (7,424,034)
                                             ---------             -----------
         Net decrease in net assets resulting
         from operations                   (1,171,322)             (9,102,721)


DISTRIBUTION TO SHAREHOLDERS FROM
         Capital gains ($- and $9.71 per
          share, respectfully)                  -                  (6,567,730)




CAPITAL SHARE TRANSACTIONS
         Net decrease in net assets resulting
          from capital share transactions*       (731,424)         $4,761,029
                                                ---------          ----------
         Net increase (decrease) in net assets (1,902,746)        (10,909,422)
         Net assets at beginning of period      6,993,618          22,664,069
                                               ----------          ----------
NET ASSETS at the end of the period            $5,090,872          $6,993,618
                                              ============        ===========


* A summary of capital share transactions follows:

                                    Six Months Ended           Year Ended
                                    December 31, 2001        June 30, 2001
                                        (Unaudited)
                                    ------------------      ----------------
                                    Shares     Value        Shares      Value
                                    -------    ------       -------     ------
Shares sold                           5,602     $27,850     13,674    $166,486
Shares reinvested from
    distributions                       -         -         703,131  6,187,549
Shares redeemed                    (168,562)   (759,274)  (168,199) (1,593,006)
                                   ---------   ---------  --------- ----------
Net increase (decrease)            (162,960)  $(731,424)   548,606 $4,761,029
                                   =========   =========  ========= =========

See Notes to Financial Statements

DOMINION INSIGHT GROWTH FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
------------------------------------------------------------------------------

                                Six Months Ended
                                  12/31/01             Year ended June 30,
                                 (Unaudited)  2001    2000   1999   1998   1997
                                 -----------  ----------------------------------

Per Share Operating Performance
Net asset value, beginning
   of period                        $5.59    $25.47 $19.15 $17.56 $15.79 $19.04
                                    -----    ------ ------ ------ ------ ------
Income from investment operations-
   Net investment loss              (0.05)   (0.24) (0.48) (0.36) (0.37) (0.33)
         Net realized and unrealized
         loss on investments        (0.86)   (9.93) 12.62   4.20   2.71  (1.16)
                                    ------   -----  -----  -----  ------ ------
         Total from investment
         operations                 (0.91)  (10.17) 12.14   3.84   2.34  (1.49)
                                    ------   ------ -----  -----  ------  -----
Less distributions-
         Distributions from net
         realized gains on
         investments                  -     (9.71) (5.82) (2.25)  (0.57) (1.76)
                                    -----   -----  -----  -----   ------ ------
         Total distributions          -     (9.71) (5.82) (2.25)  (0.57) (1.76)
                                    -----   -----  -----  -----   ------ ------
Net asset value, end of period      $4.68    $5.59 $25.47 $19.15  $17.56 $15.79
                                    ======   ===== ====== ====== ======= =======

Total Return                       (16.28%) (53.85%)69.10% 25.47%  15.00%(8.21%)
                                   ======== ======= ====== ======  ====== ======

Ratios/Supplemental Data
Net assets, end of period
    (ooo's)                       $5,091 $6,994 $17,903 $14,511 $19,251 $22,944
Ratio to average net assets
         Expenses                  2.25%*  2.25%   2.24%   2.25%  2.25%   2.30%
         Net investment loss      (1.04%)*(2.03%) (2.02%) (2.14%)(2.08%) (2.04%)
Portfolio turnover rate            0.00%  19.96% 120.65% 185.62% 273.25% 261.05%

* - Annualized

See Notes to Financial Statements

DOMINION INSIGHT GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001 (Unaudited)
-----------------------------------------------------------------------------

NOTE  - 1 NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

     Dominion Insight Growth Fund (the "Fund") is a separate series of shares of common stock of Dominion Funds, Inc. (the "Company"). The Company was incorporated in the state of Texas in June of 1992, and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is subject to various investment restrictions as set forth in the Statement of Additional Information. The investment objective of the Fund is capital appreciation. The Company may designate one or more series of common stock. The only series currently designated is the Fund. Each capital share in the Fund represents an equal proportionate interest in the net assets of the fund with each other capital share in such series and no interest in any other series. As of December 31, 2001, there were 1,000,000,000 shares of $.001 par value capital stock authorized of which 200,000,000 shares are classified as the Fund's series; the balance is unclassified.

Significant Accounting Policies:

Use of Estimates

     The  preparation  of financial  statements  in  conformity  with  generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts of the assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Securities

     Securities are valued at the close of each business day. Securities traded on national securities exchanges or on the national market systems are valued at the last quoted sales price on the day of valuation. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

Security Transactions and Investment Income

     Security transactions are accounted for on the date the securities are purchased or sold. Realized security gains and losses from security transactions are reported on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.



Cash

     Cash is held in a credit interest account at Pension Financial Services, Inc., bearing interest at a variable rate. At December 31, 2001, the interest rate was 1.05%

Income Taxes

     The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income or excise tax provision is required.

     Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purpose. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. At December 31, 2001, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

Distributions to Shareholders

     Dividends declared and paid from net investment income or net realized gains are recorded on the ex-dividend date.

NOTE  -  2  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

     The Fund has an Investment Advisory Agreement with Nye, Parnell & Emerson Capital Management, Inc. (the "Advisor") to act as its investment advisor. The Advisor also serves as investment advisor to certain private accounts. The
Advisor has no previous experience in advising a mutual fund, other than to advise the Fund since November 1, 1999. The Advisor provides the Fund with investment advise and recommendations consistent with the Fund's investment objective, policies and restrictions, and supervises the purchase and sale of investments on behalf of the Fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. For such services, the Advisor receives an annual fee of 1.0% of the Fund's average daily net assets, computed daily and paid on a monthly basis.

     The Fund has a Distribution Agreement with Rushmore Securities Corporation (the "Distributor"). Pursuant to the Distribution Agreement, the Distributor performs services and bears the expenses relating to the offering of Fund shares for sale to the public. There is no sales charge to the investor for the purchase of shares.

     During the period ended December 31, 2001, a majority of the orders for the Fund's securities transactions were placed through the Distributor. Commissions charged by the Distributor for executing security transactions were $3,677 for the period ended December 31, 2001.

     Certain directors and officers of the Company are also directors, officers and/or employees of the Distributor.


NOTE  -  3  INVESTMENT TRANSACTIONS

     Cost  of  purchases   and  sales  of   securities   (excluding   short-term
obligations) aggregated $ -- and $509,971 respectively, for the period ended December 31, 2001.

Investment Advisor:

  Nye, Parnell & Emerson Capital Management, Inc.
     1630 Duke Street
     Suite 200
     Alexandria, Virginia  22314



Distributor:

  Rushmore Securities Corporation
     13355 Noel Road
     Suite 300
     Dallas, Texas  75240



Independent Auditors:

  Tait, Weller and Baker
     Eight Penn Center Plaza
     Suite 800
     Philadelphia, Pennsylvania 19103



Transfer Agent:

     For account information, wire purchase or redemptions, call or write to the Dominion Insight Growth Fund's Transfer Agent:

  Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free